SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable	$ 183	$ 186	$ 8
Employee retention credit	572	572	1,237
Prepaid expenses	2,754	2,857	119
Prepaid benefits	29	24	37
Prepaid clinical expenses	6	6	6
Total prepaid expenses and other current assets	$ 3,544	$ 3,645	$ 1,407